Summary of Significant Accounting Policies - Reconciliation of Weighted-Average Common Shares Outstanding Used in the Calculation of Basic Net Income Per Share and Diluted Net Income Per Share (Detail) - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Determination of shares:
Weighted average common shares outstanding	22,189,000	22,112,261	22,189,000	22,112,261	22,114,400	22,039,600
Assumed conversion of warrant		3,999,998		3,999,998	3,999,998	3,999,998
Assumed conversion of restricted stock		275,276		275,276	285,602	204,202
Diluted weighted-average common stock outstanding	22,189,000	26,387,535	22,189,000	26,387,535	26,400,000	26,243,800